Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The following table sets forth the intangible assets, including accumulated amortization as of:

	February 28, 2021		May 31, 2020
	Remaining Useful Life	Intangible Assets	Remaining Useful Life	Intangible Assets
Non-Competes	4 years	$1,023,118	4.50 years	$1,023,118
Trademarks	Indefinite	866,000	Indefinite	866,000
Customer database	2 years	35,000	10 years	—
Restrictive covenant	2 years	115,000	—	—
Customer contracts	10 years	332,077	—	546,000
Internet domain	2 years	3,000	2.50 years	3,000
Total intangible assets		$2,374,195		$2,438,118

Accumulated amortization		(509,087)		(296,744)
Net carrying value		$1,865,108		$2,141,374

The following tables set forth the intangible assets, including accumulated amortization at May 31, 2020:

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

Schedule of Future Amortization of Intangible Assets

The following table sets forth the future amortization of the Company’s intangible assets as of February 28, 2021:

For the fiscal years ending May 31:
2021	$73,114
2022	290,791
2023	221,708
2024	130,197
2025	10,834
Thereafter	272,464
Total	$999,108

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2020:

	2021	2022	2023	2024	2025	Thereafter	Total
Non-Competes	$204,624	$204,624	$204,624	$119,362	$-	$-	$733,234
Customer contracts	54,600	54,600	54,600	54,600	54,600	267,557	540,557
Internet domain	1,000	583	-	-	-	-	1,583
Total	$260,224	$259,807	$259,224	$173,962	$54,600	$267,557	$1,275,374

Schedule of Goodwill

The composition of the goodwill balance, is as follows:

	February 28, 2021	May 31, 2020
Simplicity Esports, LLC	$4,456,250	$4,456,250
Simplicity El Paso, LLC	25,000	—
PLAYlive Nation Inc.	698,891	698,891
Total Goodwill	$5,180,141	$5,155,141

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC and PLAYlive Nation Inc. The composition of the goodwill balance, is as follows:

	Fiscal Year Ended May 31, 2020	Fiscal Year Ended May 31, 2019

Simplicity Esports LLC	$4,456,250	$4,456,250
PLAYlive Nation Inc.	698,891	-
Total Goodwill	$5,155,141	$4,456,250